Schedule of company canadian operating subsidiary (Details) - SRx Health Solutions (Canada) Inc. [Member] $ in Thousands	9 Months Ended
Jun. 30, 2025 USD ($)
Business Combination [Line Items]
Common stock	$ 8,939
Total consideration	8,939
Cash and cash equivalents	5,940
Accounts receivable, net	5,320
Inventories, net	4,325
Prepaid expenses and other current assets	530
Fixed assets, net	118
Right-of-use assets, operating leases	50
Other LT assets	187
Total assets acquired	16,470
Accounts payable	4,858
Accrued liabilities	137
Line of credit, short-term	790
Operating lease liability, short-term	47
Operating lease liability, long-term	6
Total liabilities acquired	5,838
Net assets acquired	10,632
Bargain purchase gain	$ 1,693